Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES	$ (1,115,977)	$ 1,218,714	$ 3,475,961
NET (LOSS) INCOME	(1,115,977)	1,218,714	3,475,961
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(500,376)	(360,677)	(611,144)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$ (1,616,353)	$ 858,037	$ 2,864,817